BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)										12 Months Ended
		Nov. 20, 2025 USD ($) shares	Aug. 04, 2025 USD ($)	Aug. 04, 2025 HKD ($)	Jun. 13, 2025 $ / shares shares	Jun. 10, 2025 USD ($) $ / shares shares	Oct. 09, 2024 USD ($) $ / shares shares	Aug. 26, 2024 shares	Feb. 29, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 HKD ($) shares	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Dec. 18, 2025 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares
Cash consideration | $							$ 19,200
Common stock, shares authorized							500,000,000			500,000,000				500,000,000	500,000,000
Ordinary shares, issued							20,200,000
Ordinary shares, outstanding							20,200,000
Common stock, par value | $ / shares							$ 0.001			$ 0.001				$ 0.001	$ 0.001
Proceeds from initial public offering						$ 7,000,000.0				$ 7,017,183	$ 54,600,000
Share capital | $														$ 500,000
Authorized share capital														500,000,000
Common stock, shares authorized unissued														92,194,000
JME International Holdings Limited [Member]
Common stock, shares authorized														15,612,000
Common stock, par value | $ / shares														$ 0.001
Number of shares redesignated														10,728,000
Common stock, shares authorized unissued														381,466,000
Common Class A [Member]
Common stock, shares authorized										400,000,000				400,000,000	400,000,000
Ordinary shares, issued										18,534,000					12,394,000
Ordinary shares, outstanding										18,534,000					12,394,000
Common stock, par value | $ / shares										$ 0.001				$ 0.001	$ 0.001
Common Class A [Member] | JME International Holdings Limited [Member]
Common stock, shares authorized														7,806,000
Number of shares redesignated														10,728,000
Common stock, shares authorized unissued														381,466,000
Common Class B [Member]
Common stock, shares authorized										100,000,000				100,000,000	100,000,000
Ordinary shares, issued										7,806,000					7,806,000
Ordinary shares, outstanding										7,806,000					7,806,000
Common stock, par value | $ / shares										$ 0.001				$ 0.001	$ 0.001
Common stock, shares authorized unissued														92,194,000
Common Class B [Member] | JME International Holdings Limited [Member]
Common stock, shares authorized														7,806,000
IPO [Member]
Number of IPO issued						1,750,000
Common Stock [Member]
Number of IPO issued							19,200,000
Number of shares issued for services					4,390,000
Common Stock [Member] | Common Class A [Member]
Number of IPO issued	[1]									1,750,000	1,750,000
Number of shares issued for services	[1]									4,390,000	4,390,000
Common Stock [Member] | Equity Purchase Agreement [Member]
Number of shares issued		750,360
Common Stock [Member] | IPO [Member]
Number of IPO issued						1,750,000
Number of IPO issued | $ / shares						$ 4.00
Proceeds from initial public offering | $						$ 5,200,000
Common Stock [Member] | 2025 Equity Incentive Plan [Member]
Number of IPO issued | $ / shares					$ 3.85
Number of shares issued for services					4,390,000
Mr Cheung Lui [Member]
Ownership percentage								100.00%	100.00%
Mr Cheung Lui [Member] | Common Stock [Member]
Number of shares issued								1	999,999
Bao Xing Feng Textile Limited [Member]
Ownership percentage										100.00%
Ordinary shares, issued										10,000
Ordinary shares, outstanding										10,000
Paid up capital			$ 1,282	$ 10,000
Hudson Global Ventures LLC [Member]
Purchase of equity | $		$ 18,000,000

[1]	The share amounts are presented on a retroactive basis, giving effect to the effectiveness of Group Reorganization and Share Redesignation (see Note 1).